May 28, 2008

VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.  20549

Re:	Symetra Life Insurance Company/Symetra Separate
	Account C ("Registrant")
	File Nos.  333-137411/811-08052: Symetra Focus Variable Annuity

Commissioners:

On behalf of Symetra Life Insurance Company ("Symetra Life") and the Symetra Separate Account C ("Separate Account"), we are electronically transmitting for filing, pursuant to Rule 485(a), Post-Effective Amendment No. 5, with exhibits, to the Form N-4 Registration Statement for the above-referenced Registrant under the Securities Act of 1933 ("1933 Act") and Amendment No. 64 under the Investment Company Act of 1940.

This filing does not include financial statements. These items, along with certain additional updating information and any exhibits not included with this filing, will be filed in a post-effective amendment to the Registration Statement.

This Amendment is made pursuant to Rule 485(a) in order to add two optional living benefit riders which will be available under the Symetra Focus Variable Annuity on September 1, 2008. A contract owner may elect none, one or both benefits at the time of purchase. The two benefits are:

-	Capital Preservation Rider ("CPR").  This rider provides for an
	additional amount to be added to the owner's contract value at the end of either a 7- or 10-year term, as chosen by the owner. In general, the rider guarantees a return of the contract value at the end of the chosen period if the contract value at the end of the period is less than the contract value at the beginning of the period. Withdrawals will reduce proportionally the guarantee, and the contract owner will be subject to certain investment allocation requirements; and

-	Guaranteed Long Life Benefit Rider.  This rider guarantees that if
	the "Long Life Annuitant," which must be the owner, is alive on the date Long Life Payments begin, Symetra Life will make monthly payments as long as the Long Life Annuitant is living. Within the parameters set forth by Symetra Life and as described in the prospectus, the contract owner chooses the amount of Long Life Payments and when they are to begin.

In addition to the substantive differences noted above, this Registration Statement reflects certain stylistic, editorial and formatting updates from the previously filed registration statement for the Focus Contract including additional tax disclosure related to the riders and the contract.

In connection with the above referenced filing and subsequent comments made by the Commission, Symetra Life Insurance Company on behalf of Symetra Separate Account C acknowledges that:

-	The Separate Account is responsible for the adequacy and accuracy
	of the disclosures in the filings;
-	The Staff's comments or suggested changes to the disclosure in response
	to staff comments in the filings reviewed by the Staff do not
	foreclose the Commission from taking any action with respect to
	the filings; and
-	The Separate Account may not assert staff comments as a defense in
	any proceeding initiated by the Commission under the federal securities laws of the United States.

Please call the undersigned at 425-256-5026 if you have any questions or comments.


Sincerely,

/s/ Jacqueline M. Veneziani

Jacqueline M. Veneziani
Senior Counsel